LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of future minimum lease payments

Future minimum lease payments under the agreements were as follows as of June 30, 2019 (in thousands):

Amount
2019 (six months)	$365
2020	980
2021	975
2022	1,003
2023 and thereafter	3,665
Total lease payments	6,988
Less: Interest	2,350
Present value of lease liabilities	$4,638

Schedule of future minimum lease payments under non-cancellable leases

The Company adopted ASU 2016-02 on January 1, 2019 as noted in Note 2. Prior to the adoption, future minimum lease payment under the non-cancellable leases at December 31, 2018 were as follows (in thousands):

Amount
2019	$730
2020	974
2021	973
2022	1,003
2023 and thereafter	3,665
Total	$7,345